Earnings per share	12 Months Ended
Oct. 31, 2020
Text block [abstract]
Earnings per share

Note 2 1	Earnings per share

$ millions, except per share amounts, for the year ended October 31	2020	2019	2018
Basic EPS
Net income attributable to equity shareholders	$3,790	$5,096	$5,267
Less: preferred share dividends and distributions on other equity instruments	122	111	89
Net income attributable to common shareholders	3,668	4,985	5,178
Weighted-average common shares outstanding (thousands)	445,435	444,324	443,082
Basic EPS	$8.23	$11.22	$11.69
Diluted EPS
Net income attributable to common shareholders	$3,668	$4,985	$5,178
Weighted-average common shares outstanding (thousands)	445,435	444,324	443,082
Add: stock options potentially exercisable (1) (thousands)	378	702	1,111
Add: restricted shares and equity-settled consideration (thousands)	208	431	434
Weighted-average diluted common shares outstanding (thousands)	446,021	445,457	444,627
Diluted EPS	$8.22	$11.19	$11.65

(1)
Excludes average options outstanding of 3,748,652 with a weighted-average exercise price of $111.53 (2019: 2,319,723 with a weighted-average exercise price of $114.29; 2018: 688,123 with a weighted-average exercise price of $120.02), as the options’ exercise prices were greater than the average market price of common shares.